Share Capital and Warrants - Narrative (Details) - CAD ($) $ / shares in Units, $ in Millions		1 Months Ended	3 Months Ended								12 Months Ended
	Jun. 14, 2023	Feb. 12, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Nov. 07, 2023	Dec. 31, 2021
Disclosure of classes of share capital [Line Items]
Maximum percentage of preferred stock upon issuance or outstanding of common stock											20.00%
NCIB, shares redeemed, amount											$ 1,061.0	$ 2,530.0
NCIB, reduction to contributed surplus											$ 688.0	$ 1,571.0
Preference shares
Disclosure of classes of share capital [Line Items]
Number of shares issued			0								0
Shares outstanding (in shares)			36,000,000				36,000,000				36,000,000	36,000,000
Issued capital			$ 519.0				$ 519.0				$ 519.0	$ 519.0
Dividend Rate (percent)			6.89%	6.29%	6.29%	5.86%	5.05%	3.21%	2.35%	1.86%
Preference shares | Series 1 First Preferred Shares
Disclosure of classes of share capital [Line Items]
Shares outstanding (in shares)			10,740,000								10,740,000
Dividend Rate (percent)											2.58%
Preference shares | Series 1 First Preferred Shares | Government of Canada Bond
Disclosure of classes of share capital [Line Items]
Dividend rate, basis spread			173.00%								173.00%
Preference shares | Series 2 First Preferred Shares
Disclosure of classes of share capital [Line Items]
Shares outstanding (in shares)			1,260,000								1,260,000
Dividend Rate (percent)											6.77%
Preference shares | Series 2 First Preferred Shares | 90-Day Government of Canada Treasury Bills
Disclosure of classes of share capital [Line Items]
Dividend rate, basis spread			173.00%								173.00%
Preference shares | Series 3 First Preferred Shares
Disclosure of classes of share capital [Line Items]
Shares outstanding (in shares)			10,000,000								10,000,000
Dividend Rate (percent)											4.69%
Preference shares | Series 3 First Preferred Shares | Government of Canada Bond
Disclosure of classes of share capital [Line Items]
Dividend rate, basis spread			313.00%								313.00%
Preference shares | Series 5 First Preferred Shares
Disclosure of classes of share capital [Line Items]
Shares outstanding (in shares)			8,000,000								8,000,000
Dividend Rate (percent)											4.59%
Preference shares | Series 5 First Preferred Shares | Government of Canada Bond
Disclosure of classes of share capital [Line Items]
Dividend rate, basis spread			357.00%								357.00%
Preference shares | Series 7 First Preferred Shares
Disclosure of classes of share capital [Line Items]
Shares outstanding (in shares)			6,000,000								6,000,000
Dividend Rate (percent)											3.94%
Preference shares | Series 7 First Preferred Shares | Government of Canada Bond
Disclosure of classes of share capital [Line Items]
Dividend rate, basis spread			352.00%								352.00%
Preference shares | First Preferred Shares
Disclosure of classes of share capital [Line Items]
Redeemable preferred shares, conversion term											5 years
Redeemable preferred shares, price per share											$ 25.00
Preference shares | Series 1 And 2 First Preferred Shares
Disclosure of classes of share capital [Line Items]
Redeemable preferred shares, conversion term											5 years
Preference shares | Series 3 and 4 First Preferred Shares
Disclosure of classes of share capital [Line Items]
Redeemable preferred shares, conversion term											5 years
Preference shares | Series 5 and 6 First Preferred Shares
Disclosure of classes of share capital [Line Items]
Redeemable preferred shares, conversion term											5 years
Preference shares | Series 7 and 8 First Preferred Shares
Disclosure of classes of share capital [Line Items]
Redeemable preferred shares, conversion term											5 years
Preference shares | Series 1, 3, 5, 7 First Preferred Shares
Disclosure of classes of share capital [Line Items]
Redeemable preferred shares, conversion term											5 years
Preference shares | Series 4 First Preferred Shares | 90-Day Government of Canada Treasury Bills
Disclosure of classes of share capital [Line Items]
Dividend rate, basis spread			313.00%								313.00%
Preference shares | Series 6 First Preferred Shares | 90-Day Government of Canada Treasury Bills
Disclosure of classes of share capital [Line Items]
Dividend rate, basis spread			357.00%								357.00%
Preference shares | Series 8 First Preferred Shares | 90-Day Government of Canada Treasury Bills
Disclosure of classes of share capital [Line Items]
Dividend rate, basis spread			352.00%								352.00%
Preference shares | Series 2,4,6,8 First Preferred Shares
Disclosure of classes of share capital [Line Items]
Redeemable preferred shares, price per share											$ 25.50
Second Preferred Shares
Disclosure of classes of share capital [Line Items]
Shares outstanding (in shares)			0				0				0	0
Common Shares
Disclosure of classes of share capital [Line Items]
Purchase of Common Shares under NCIB											43,611,000	112,489,000
Shares outstanding (in shares)			1,871,868,000				1,909,190,000				1,871,868,000	1,909,190,000		2,001,211,000
Issued capital			$ 16,031.0				$ 16,320.0				$ 16,031.0	$ 16,320.0		$ 17,016.0
Common Shares | Original NCIB
Disclosure of classes of share capital [Line Items]
NCIB, shares repurchased, price per share (in CAD per share)											$ 24.32	$ 22.49
NCIB, shares redeemed, amount											$ 1,100.0	$ 2,500.0
NCIB, reduction to contributed surplus											$ 688.0	$ 1,600.0
Common Shares | Renewed NCIB
Disclosure of classes of share capital [Line Items]
NCIB, shares authorized for repurchase (in shares)													133,200,000
Common Shares | Renewed NCIB | Potential ordinary share transactions
Disclosure of classes of share capital [Line Items]
NCIB, shares authorized for repurchase (in shares)		118,300,000
Purchase of Common Shares under NCIB		4,300,000
NCIB, shares redeemed, amount		$ 92.0
Common Share Warrants
Disclosure of classes of share capital [Line Items]
Shares outstanding (in shares)			7,625,000				55,720,000				7,625,000	55,720,000		65,119,000
Issued capital			$ 25.0				$ 184.0				$ 25.0	$ 184.0		$ 215.0
Exercise price of warrants issued (in CAD per share)	$ 6.54										$ 6.54
Purchases and cancelled (in shares)	45,500,000										45,485,000	0
Purchase Price, Warrants, Per Share	$ 22.18
Purchased and Cancelled	$ 711.0										$ 151.0	$ 0.0
Decrease Through Repurchase And Cancellation of Warrants, Equity	560.0
Decrease Through Repurchase And Cancellation of Warrants, Transaction Costs, Equity	$ 2.0
Stock Option Plan
Disclosure of classes of share capital [Line Items]
Shares available for future issuance (in shares)			45,500,000				43,100,000				45,500,000	43,100,000